Debt - Interest (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest bearing debt
Debt Instrument [Line Items]
Average interest rate	9.70%	9.70%
Interest bearing debt excluding convertible bonds
Debt Instrument [Line Items]
Average interest rate	10.40%	10.30%